EQUITY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
EQUITY TRANSACTIONS
NOTE 7 -    EQUITY TRANSACTIONS

Common Stock:

Payment of Interest
For the six months ended June 30, 2011, the Company issued 63,812 shares (valued at $6,842) of the Company’s common stock as payment for interest due on the Company’s 10% convertible notes.

Services Rendered
The Company issued 1,349,998 shares (valued at $155,534) for the six months ended June 30, 2011 of the Company’s restricted common stock as payment for compensation to consultants and employees. The Company issued 824,235 shares (valued at $105,500) for the six months ended June 30, 2011 of the Company’s restricted common stock as payment for services to the Board of Directors.

Extinguishment of Accounts Payable
During the six months ended June 30, 2011 the Company issued 2,295,754 shares (valued at $267,033) of its common stock in lieu accounts payable and the due to shareholder totaling approximately $290,000.  The resulting net gain of approximately $23,000 is included within the gain on extinguishment of liabilities line item in the accompanying consolidated statement of operations.

Option and Warrant Exercises
During the six months ended June 30, 2011 the Company issued 714,869 shares of common stock as a result of option exercises (500,000 were cashless and the Company received proceeds totaling $26,970 for the non cashless exercise of 246,119 options).

During the six months ended June 30, 2011, the Company issued 553,088 shares of common stock as a result of 601,914 warrants exercised on a cashless basis.

Debt Conversion of Interest
In the six months ended June 30, 2011, the Company issued 1,253,961 shares of its common stock as a result of converting $125,012 of accrued interest on the bridge note holders.

Debt Conversion
In the six months ended June 30, 2011, the Company issued 7,972,329 shares of its common stock as a result of converting $1,116,126 of principal on the bridge note holders.

Issuance of Common Stock as a Result of Sale of Securities
In the six months ended June 30, 2011, the Company issued 3,888,778 shares of common stock for proceeds from the sale of the Company’s restricted common stock of $337,500.

Conversion of Preferred A
In the six months ended June 30, 2011, shareholders converted 108,909 shares of Preferred A into 1,089,090 shares of common stock.

Warrants:

During the six months ended June 30, 2011, the Company granted 413,025 warrants with a 5 year term and a $0.01 cashless exercise price to a consultant and recorded approximately $62,000 of compensation expense which is included in the accompanying consolidated statement of operations in the general and administrative line item. All of these warrants were exercised within the first fiscal quarter of 2011.

For the year ended December 31, 2010, in connection with Amendment No. 2 to the Series B Convertible Preferred Stock agreement, the Company cancelled warrants issued in the fiscal year 2009 of 22,002.200 with an exercise price of $0.15.  Pursuant to Amendment No. 2 which was effective June 4, 2010, the Company issued 25,300,000 cashless warrants with an exercise price of $0.03 and term of five years, and 25,300,000 non cashless warrants with an exercise price of $0.06 and a five year term.  As a result of this modification, the Company recorded approximately $2,024,000 of a deemed dividend which is included in the accompanying consolidated statement of operations.

Pursuant to Amendment No. 2 to the Series B Convertible Preferred Stock agreement, when proceeds were received in the period ended September 30, 2010, the Company issued 14,200,000 of cashless warrants with an exercise price of $0.03 and term of five years, and 14,200,000 non cashless warrants with an exercise price of $0.06 and a five year term.

Pursuant to Amendment No. 5 to the Series B Convertible Preferred Stock agreement effective October 19, 2010 (Note 8), all warrants were changed to $0.01 cashless.  In the fourth quarter ended December 31, 2010, the Company cancelled 42,500,000 of cashless warrants with an exercise price of $0.03 and 42,500,000 of non cashless warrants with an exercise price of $0.06 and issued 85,000,000 cashless warrants with an exercise price of $0.01. In this connection, the Company recorded approximately $775,000 as a deemed dividend related to warrant modification with a corresponding credit to additional paid-in capital. The Company issued an additional 8,000,000 of cashless warrants with an exercise price of $0.01 in the fourth quarter ended December 31, 2010.

During the year ended December 31, 2010, the Company issued 1,107,935 warrants at an exercise price of $0.35 and a one year term in connection with the debt exchange (Note 4 and 5).  During the year ended December 31, 2010, 1,941,667 warrants were exercised on a net cashless basis.

Effective June 9, 2009, the Company filed a Post Effective Amendment No. 4 to its Registration Statement on Form S-1 (“Post Effective Amendment” to extend the terms to exercise the Class A Warrant from June 30, 2009 to June 30, 2010 and to extend the term of the Class B Warrant from December 31, 2009 to June 30, 2010.  On October 20, 2010 (the date the SEC deemed Amendment No. 5 to the S-1 effective), these warrants were extended to June 30, 2011, however they were not trading on the over the counter bulletin board, as no quote was made since they expired on June 30, 2010. As of June 30, 2011, 2,469,000 and 2,474,000 of Class A Warrants and Class B Warrants with an exercise price of $0.17 and $.022, respectively expired.

NOTE 12 - EQUITY TRANSACTIONS

 (a)   Preferred Stock:

The Company is authorized to issue up to 25,000,000 shares of preferred stock. Currently, we have designated 1,526,718 shares of Series A 7% Cumulative Convertible Preferred Stock, or Series A Preferred Stock and 1,000,000 shares of Series B Preferred Stock.

The holders of outstanding shares of Series A Preferred Stock are entitled to receive, in any fiscal year, when, if and as declared by the Board of Directors, out of any assets at the time legally available, dividends on a pro rata basis in cash at the rate of 7% per annum on the stated value of $2.62 per share. Each holder of shares of Series A Preferred Stock shall have the right, at any time and from time to time, to convert some or all such shares into fully paid and non-assessable shares of common stock at the rate of 10 shares of common stock for every one share of Series A Preferred Stock. In the fourth quarter of 2010, a shareholder converted 631,375 shares of Series A into 6,313,750 shares of common stock.

On July 29, 2009, the Company and Rock Island Capital, LLC (“Rock Island”) entered into a Series B Convertible Preferred Stock Purchase Agreement, as amended on September 9, 2009 (the “Agreement”).  Pursuant to the Agreement, the Company has sold to assignees of Rock Island an initial tranche of $2,000,000 of its Series B Convertible Preferred Stock (220,022 shares), in the aggregate, at a purchase price per share of $9.09, and has issued to such assignees Warrants to purchase 22,002,200 shares of the Company’s Common Stock, in the aggregate, at an exercise price of $0.15 per share.  Each share of Series B Convertible Preferred Stock is convertible into 100 shares of the Company’s Common Stock at the sole discretion of the holder.  Pursuant to the Agreement, Rock Island may designate one member for service on the Company’s board of directors.  Under the terms of the Agreement, Rock Island and its assignees could, at their discretion, purchase additional shares of Series B Convertible Preferred Stock and Warrants in two additional tranches of $2,000,000 and $1,000,000 payable on or before December 2, 2009, and January 8, 2010, respectively.

For the year ended December 31, 2009 the Company recorded the beneficial conversion feature and the warrant associated with such investment as a deemed preferred dividend of $2,000,000 with a corresponding credit to additional paid in capital.  In connection with the Stock Purchase Agreement and Certificate of Designation, the Preferred B stockholders were entitled to a quarterly dividend paid in common stock.

On March 4, 2010, ProText Mobility, Inc. (the “Company”) entered into Amendment No. 2 (“Amendment No. 2”) to the Series B Convertible Preferred Stock Purchase Agreement, dated July 29, 2009, as amended by Amendment No. 1 to the Series B Convertible Preferred Stock Purchase Agreement, with Rock Island Capital, LLC (the “Purchaser”), dated September 4, 2009 (as amended, the “Purchase Agreement”).  Pursuant to the Purchase Agreement, the Company agreed to sell to the Purchaser, in tranches (with the last tranche to occur within approximately 60 days from execution of Amendment No. 2), an aggregate of 550,055 shares of Series B Preferred Stock (of which 220,022 shares were sold prior to execution of Amendment No.2) for an aggregate purchase price of $5,000,000 (of which $2,000,000 was sold prior to execution of Amendment No. 2). In addition, the Company agreed to issue to the Purchaser five-year warrants to purchase 50,000,000 shares at an exercise price of $0.03, exercisable on a cashless basis, and 50,000,000 shares at an exercise price of $0.06, not exercisable on a cashless basis, in tranches pro rata with the sale of the Series B Preferred Stock. The exercise price of the warrants not exercisable on a cashless basis shall be reduced to $0.03 if the closing price of the Company’s common stock has a volume weighted average price of less than $0.06 for a 30-day period during the term of such warrants. The Company also agreed to issue to the Purchaser 45,000,000 shares of common stock (the “Additional Shares”), in tranches pro rata with the sale of the Series B Preferred Stock. As amended by Amendment No. 3, the Purchaser may terminate the Purchase Agreement upon 10 days’ written notice, in which event the Purchaser shall not be obligated to make any additional purchases under the Purchase Agreement.

In connection with the Purchase Agreement, the Company filed an Amended and Restated Certificate of Designation of Series B Preferred Stock (the “Certificate of Designation”) filed with the State of Delaware on June 5, 2010.

In accordance with the accounting guidance for modifications, for Amendment No. 2, the Company recorded approximately $2,024,000 as a deemed preferred dividend relating to warrant modification with a corresponding credit to additional paid in capital. The Company recorded $1,980,000 as a deemed preferred dividend relating to issuance of common stock with a corresponding credit to additional paid in capital.

In accordance with the agreement, dividends payable in common stock amounting to 1,617,578 shares were issued for the year ended December 31, 2010.

On July 29, 2010 the Company entered into Amendment No. 4 to the Stock Purchase Agreement of its Series B Convertible Preferred Stock with Rock Island Capital LLC whereby it amended the termination clause to remove the penalties and the termination payment fee.

On October 19, 2010 the Company entered into Amendment No. 5 to the Stock Purchase Agreement of its Series B Convertible Preferred Stock with Rock Island Capital LLC (“Purchaser”) whereby the Purchaser agreed to purchase from the Company, and the Company agreed to sell to the Purchaser, up to 192,500 units, with each unit consisting of (i) one share of Series B Preferred Stock, (ii) 81.818181 shares of the Company’s common stock and (iii) five-year warrants to purchase 181.818181 shares of the Company’s common stock at an exercise price of $0.01 (which may be exercised on a cashless basis), for a purchase price of $9.0909 per unit. The units will be sold in installments of at least $100,000 each on before the 30 th day following the prior payment, with the first installment due on or before the thirtieth day following the final payment of the aggregate purchase price under the Agreement. In the event that the Purchaser shall fail to timely pay any installment and does not notify the Company in writing at least five days prior to such installment due date (upon which notice the Purchaser shall be granted a 7-day extension), the Company may, from and after the expiration of any and all applicable cure periods, terminate the Agreement, and the Company shall have no right to pursue any other remedy against Purchaser.

•	The warrants issued or issuable under the Agreement shall be exercisable on a cashless basis.

•	On October 20, 2010, the Company filed an Amended and Restated Certificate of Designation of Series B Preferred Stock, pursuant to which:

▪	Pursuant to the commitment of the additional financing of $1,750,000, the number of shares of authorized Series B Preferred Stock was increased from 550,055 to 1,000,000;

▪	Pursuant to the commitment of the additional financing of $1,750,000, the “Special Dividend Amount” payable to the holders of Series B Preferred Stock was increased from $2,500,000 to $3,375,000;and

▪
The holders of Series B Preferred Stock shall be entitled to cumulative dividends at a rate of 10% per annum, compounded annually and payable in cash upon conversion of the Series B Preferred Stock into shares of common stock or upon such other date as determined by the Board of Directors of the Company.

In accordance with the accounting guidance for modifications, for Amendment No. 5, the Company recorded approximately $760,000 as a deemed preferred dividend relating to warrant modification with a corresponding credit to additional paid in capital.

For the year ended December 31, 2010, the Company received $2,650,000 from the sale of Series B Convertible Preferred Stock, and issued an additional 291,529 preferred B shares. The Company recorded the beneficial conversion feature and the warrant associated with such investment as a deemed preferred dividend of $2,650,000 with a corresponding credit to additional paid in capital In accordance with Amendment No. 5, the Company has accrued dividends payable amounting to approximately $91,000 at December 31, 2010 which is included in the accompanying consolidated balance sheet.

(b)     Common Stock:

Common Stock:

Payment of Interest
For the years ended December 31, 2010 and 2009, the Company issued 215,908 shares (valued at approximately $24,000) and 675,795 shares (valued at approximately $80,000) respectively of the Company’s common stock as payment for interest due on the Company’s 10% convertible notes.

Bridge Notes Issued
During the years ended December 31, 2010 and 2009, the Company issued 2,443,183 and 2,830,000 shares (valued at approximately $1,108,000 and $267,000) respectively, of the Company’s restricted common stock in connection with the issuance of promissory notes amounting to approximately $645,000 and $1,600,000 for the same fiscal years.

Services Rendered
The Company issued 738,717 shares (valued at approximately $71,000) and 120,000 shares (valued at approximately $21,000) for the years ended December 31, 2010 and 2009 respectively of the Company’s restricted common stock as payment for services and compensation.
The Company issued 1,170,638 shares (valued at approximately $108,000) for the year ended December 31, 2010 of the Company’s restricted common stock as payment for services to the Board of Directors.

Legal Settlements
In October of 2010, the Company reached a settlement with a plaintiff (as more fully described in the legal footnote below) resulting in an additional 527,175 shares for interest accrued from October 23, 2008 until settlement date.

Also in October of 2010, the Company issued 775,000 shares (valued at approximately $70,000) in connection with a separation agreement from a former employee. In February of 2010, the Company issued a $5,000 cash payment and 800,000 shares of the Company’s common stock valued at $72,000 to a former consulting company under the terms of a settlement agreement.

In August of 2009, the Company issued 500,000 shares of restricted common stock as part of an amendment to a settlement agreement with the Company’s former President.  In consideration for accelerating the remaining payments of $95,000, the Company and Mr. Carrizzo settled for a lump sum cash payment of $50,000 and 500,000 restricted shares of common stock, valued at $45,000.

Extinguishment of Accounts Payable
During the year ended December 31, 2010 the Company issued 100,000 shares (valued at $14,000) of its common stock in lieu of an account payable of $17,500.  The resulting gain of $3,500 is included within the gain on extinguishment of liabilities line item in the accompanying consolidated statement of operations.

Option and Warrant Exercises
During the year ended December 31, 2010 the Company issued 2,012,615 shares of common stock as a result of cashless exercises of 1,511,000 options and 1,941,667 warrants. The Company issued 24,000 shares of common stock for the year ended December 31, 2009, in connection with warrants exercised.

Debt Conversion of Interest
During the year ended December 31, 2010, the Company issued 1,906,152 shares of its common stock as a result of converting approximately $229,000 of accrued interest on the bridge note holders and recorded debt conversion expense of approximately $53,000 which is included in the debt conversion expense line item in the accompanying statement of operations.

Debt Conversion
In connection with the inducement letter issued to noteholders in May of 2010, during the year ended December 31, 2010, the Company issued 855,703 and 1,398,319 shares of its common stock for approximately $120,000 and $196,000 of the 10% and Bridge notes, respectively and recorded debt conversion expense of approximately $109,000 which is included in the debt conversion expense line item in the accompanying statement of operations.

During the year ended December 31, 2009 the Company issued 766,237 and 2,500,000 shares of the Company’s common stock in connection with the conversion of approximately $93,000 and $350,000 of the Company’s 10% convertible notes payable and bridge note holders, respectively.

Debt Exchange
Due to the exchange of debt instruments in the fiscal year ending December 31, 2010, the Company issued 1,107,935 shares of its restricted common stock to the 10% and Bridge note holders.

Bridge NoteHolder Settlement
In December of 2010, one of the Company’s board members paid approximately $445,000 directly to bridge noteholders (the Company has a bridge note payable recorded as of December 31, 2010 to the board member for the same amount).  In connection with this settlement, the Company issued 2,750,000 shares of common stock for the remaining principal and interest totaling approximately $297,000.  As a result of the lower conversion rate, the Company recorded approximately $111,000 of debt conversion expense which is included in the accompanying consolidated statement of operations.

Issuance of Common Stock as a Result of Sale of Securities
During the year ended December 31, 2010 the Company issued 2,750,899 shares of common stock as a dividend payable on Preferred Stock B for the quarter ended December 31, 2009, and for the period January 1, 2010 through October 19, 2010 (through the date of Amendment No. 5).   In connection with Amendment No. 2 to the Series B Convertible Preferred Stock effective March 4, 2010 the Company issued the pro rata portion of common stock amounting to 41,850,000 shares.

Conversion of Preferred A
In November of 2010, a shareholder converted 631,375 share of Preferred A into 6,313,750 shares of common stock.

(c ) Warrants :

2010

Effective June 9, 2009, the Company filed a Post Effective Amendment No. 4 to its Registration Statement on Form S-1 (“Post Effective Amendment” to extend the terms to exercise the Class A Warrant from June 30, 2009 to June 30, 2010 and to extend the term of the Class B Warrant from December 31, 2009 to June 30, 2010.  On October 20, 2010 (the date the SEC deemed Amendment No. 5 to the S-1 effective), these warrants were extended to June 30, 2011, however are not currently trading on the over the counter bulletin board, as no quote has been made since they expired on June 30, 2010. The Company is working to have these securities quoted, however no assurances can be made that they will be publically traded.

For the year ended December 31, 2010, in connection with Amendment No. 2 to the Series B Convertible Preferred Stock agreement, the Company cancelled warrants issued in the fiscal year 2009 of 22,002.200 with an exercise price of $0.15.  Pursuant to Amendment No. 2 which was effective June 4, 2010, the Company issued 25,300,000 cashless warrants with an exercise price of $0.03 and term of five years, and 25,300,000 non cashless warrants with an exercise price of $0.06 and a five year term.  As a result of this modification, the Company recorded approximately $2,024,000 of a deemed dividend which is included in the accompanying consolidated statement of operations.

Pursuant to Amendment No. 2 to the Series B Convertible Preferred Stock agreement, when proceeds were received in the period ended September 30, 2010, the Company issued 14,200,000 of cashless warrants with an exercise price of $0.03 and term of five years, and 14,200,000 non cashless warrants with an exercise price of $0.06 and a five year term.

Pursuant to Amendment No. 5 to the Series B Convertible Preferred Stock agreement effective October 19, 2010 (Note 8), all warrants were changed to $0.01 cashless.  In the fourth quarter ended December 31, 2010, the Company cancelled 42,500,000 of cashless warrants with an exercise price of $0.03 and 42,500,000 of non cashless warrants with an exercise price of $0.06 and issued 85,000,000 cashless warrants with an exercise price of $0.01. In this connection, the Company recorded approximately $775,000 as a deemed dividend related to warrant modification with a corresponding credit to additional paid-in capital. The Company issued an additional 8,000,000 of cashless warrants with an exercise price of $0.01 in the fourth quarter ended December 31, 2010.

During the year ended December 31, 2010, the Company issued 1,107,935 warrants at an exercise price of $0.35 and a one year term in connection with the debt exchange (Note 7 and 8).  During the year ended December 31, 2010, 1,941,667 warrants were exercised on a net cashless basis.

2009

During the year ended December 31, 2009, the Company issued warrants to purchase 1,325,000 shares of the Company’s common stock in connection with promissory notes issued and sales of its restricted common stock.  All warrants have a three to five year term and are exercisable at a range of $0.14 to $0.35 per share. The Company utilizes the Black-Scholes option-pricing model to calculated the fair value of the warrants issued. A fair value of approximately $94,000 was determined for the year ended December 31, 2009 and expensed over the terms of the warrant.

During the year ended December 31, 2009, the Company issued 2,200,000 warrants in connection with a consulting agreement, at an exercise price of $0.15 per share and with an exercise period of 5 years. The Company utilizes the Black-Scholes option-pricing model to calculate the fair value of the warrants issued.  A fair value of $336,000 was determined and expensed as the warrants were fully vested upon issuance.

During the year ended December 31, 2009 the Company granted warrants in connection with employment agreements totaling 4,000,000 shares all at an exercisable price of $0.10 and for a five year term. The Company utilizes the Black-Scholes option-pricing model to calculate the fair value of the warrants issued.  A fair value of $360,000 was determined and expensed and included in the general and administrative line item in the accompanying consolidated statement of operations as the warrants were fully vested upon issuance.

		Weighted
		Average
	Common	Exercise
	Shares	Price
Outstanding at December 31, 2008	11,878,084	$0.22
Issued	31,290,097	0.14
Exercised	-	-
Expired	-	-
Outstanding at December 31, 2009	43,168,181	$0.16
Issued	94,107,836	0.01
Exercised	(1,941,667)	0.03
Expired	(311,500)	0.46
Cancelled	(22,002,200)	0.15
Outstanding at December 31, 2010	113,020,650	$0.04